Shareholder Report, Holdings (Details) - C000236406 [Member]	Nov. 30, 2024
Nvidia Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Toast, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Shopify, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
NU Holdings Ltd. - Class A - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.30%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Cash & Cash Equivalents Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%